Statements of Assets Contributed and Liabilities Assumed (Parenthetical) (unaudited) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consumer CLEC Business
Allowance for doubtful accounts	$ 93	$ 104	$ 146